(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2011
(Loss)/Earnings Per Share [Abstract]
(Loss)/Earnings Per Share

12. (LOSS)/ EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss)/earnings per share indicated for the periods presented:

	For the Years Ended December 31
	2009	2010	2011
	US$	US$	US$
Numerator:
Numerator for basic (loss)/earnings per share	(6,543)	(17,053)	8121
Accretion of redeemable convertible preferred shares*	—	—	—
Beneficial conversion feature of redeemable convertible preferred shares*	—	—	89
Allocation of net income to participating preferred shareholders	—	—	100

Numerator for diluted (loss)/earnings per share	(6,543)	(17,053)	8,310

Denominator:
Weighted average number of common shares outstanding-basic	42,251,533	49,683,230	173,373,462
Dilutive effect of convertible preferred shares*	—	—	11,295,890
Dilutive effect of share options and restricted shares*	—	—	8,868,622

Weighted-average number of common shares outstanding, diluted	42,251,533	49,683,230	193,537,974

Basic net (loss)/earnings per share	(0.15)	(0.34)	0.05
Diluted net (loss)/earnings per share	(0.15)	(0.34)	0.04
Basic net (loss)/earnings per ADS**	(0.77)	(1.72)	0.23
Diluted net (loss)/earnings per ADS**	(0.77)	(1.72)	0.21

*	The potentially dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include convertible preferred shares of 68,176,471, 90,460,988 and 27,649,375, respectively, and share options and restricted shares of 14,376,793, 17,099,899 and 0, respectively, for the years ended December 31, 2009, 2010 and 2011.

**	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares (“ADSs”) at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the years ended December 31, 2009 and 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.